COMPULSORY LOAN	12 Months Ended
Dec. 31, 2017
COMPULSORY LOAN
COMPULSORY LOAN

NOTE 24 - COMPULSORY LOAN

The Compulsory Loan on the consumption of electric energy, established by Law 4,156/1962 in order to generate resources for expansion of the Brazilian electric sector, was eliminated by Law 7,181 of December 20, 1983, which set the date of December 31, 1993 as the deadline for the collection.

In the first phase of this compulsory loan, which ended with the advent of Law-Decree 1,512/1976, the collection of the tax reached many classes of energy consumers, and taxpayer credits were represented by bearer bonds issued by the Company.

The second time, which began with the provisions in the aforementioned Law-Decree, the Compulsory Loan in question began to be charged only from industries with a monthly energy consumption higher than 2,000 kwh*, and taxpayer credits were no longer represented by bonds, but simply carried by the Company.

The remaining Compulsory Loan balance, after the fourth conversion into shares, on April 30, 2008, related to credits created from 1988 to 2004, is registered under current and non-current liabilities, maturing starting in 2008, and are remunerated at the rate of 6% a year, plus monetary update based on the variation of the Special Consumer Price Index (IPCA-E), and corresponds to R$ 501,134 as of December 31, 2017 (R$ 509,133 as of December 31, 2016), of which R$ 458,874 are non-current (R$ 460,940 as of December 31, 2016).

As such, the liabilities related to the Compulsory Loan refer to residual credits, created from 1988 to 1994, from industrial consumers with consumption greater than 2,000 kWh*, in the second phase of this Compulsory Loan, as well as to interest on those credits not claimed, as shown:

	12/31/2017	12/31/2016
CURRENT
Interest Payable	42,260	48,193

NON-CURRENT
Credits raised	458,874	460,940

TOTAL	501,134	509,133

Contingent liability

The Bearer Bonds issued due to the Compulsory Loan are not securities, are not tradable on the stock market, are not priced and are not payable.

The emission of these securities derived from a legal imposition, and not a corporate decision by the Company. Likewise, its taking by bondholders was not an act of their will, but a legal duty, by force of Law 4,156/1962.

The CVM (Brazilian securities commission), in a decision by its collegiate issued in administrative process CVM RJ 2005/7230, affirmed in a document that “the obligations issued by the Company due to Law 4,156/1962 cannot be considered marketable securities.”

The CVM understood that there is no irregularity in the procedures adopted by the Company in its Financial Statements, with regards to the aforementioned obligations.

The unenforceability of those Bearer Obligations was reinforced by decisions of the Supreme Court, which corroborated the understanding that those securities have prescribed.